Inventories - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2022 USD ($)
Classes of current inventories [abstract]
Inventory held at net realizable value	₨ 27,069		₨ 23,985	$ 357
Write down of inventory	₨ 1,723	$ 23	₨ 1,594